Disclosure of depreciation and amortisation expense (Details)	12 Months Ended
Dec. 31, 2017 yr
Statement [Line Items]
Accounting Policies Disclosure Of Depreciation And Amortisation Expense 1	10
Accounting Policies Disclosure Of Depreciation And Amortisation Expense 2	5
Accounting Policies Disclosure Of Depreciation And Amortisation Expense 3	5
Accounting Policies Disclosure Of Depreciation And Amortisation Expense 4	5
Accounting Policies Disclosure Of Depreciation And Amortisation Expense 5	3
Accounting Policies Disclosure Of Depreciation And Amortisation Expense 6	1